Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Income
Net operating revenue	R$ 43,126,472	R$ 44,268,171	R$ 43,462,740
Cost of sales	(22,693,083)	(22,158,947)	(21,025,767)
Gross profit	20,433,389	22,109,224	22,436,973
Operating income (expenses)	(13,852,460)	(14,895,300)	(12,980,789)
Selling expenses	(11,871,555)	(12,701,222)	(12,832,741)
General and administrative expenses	(2,524,993)	(2,498,096)	(2,598,970)
Other operating income	1,419,113	929,498	4,077,003
Other operating expenses	(875,025)	(625,480)	(1,626,081)
Operating income	6,580,929	7,213,924	9,456,184
Financial income	1,351,530	1,132,870	4,112,640
Financial expenses	(1,924,959)	(1,953,011)	(2,285,487)
Equity	734	752	(5,847)
Income before taxes	6,008,234	6,394,535	11,277,490
Income and social contribution taxes	(1,237,707)	(1,393,521)	(2,349,232)
Net income for the year	R$ 4,770,527	R$ 5,001,014	R$ 8,928,258
Common shares
Consolidated Statements of Income
Basic and diluted earnings per share (in R$)	R$ 2.90	R$ 2.78	R$ 4.96
Preferred shares
Consolidated Statements of Income
Basic and diluted earnings per share (in R$)	R$ 2.77	R$ 3.06	R$ 5.45